UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37215
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2012

Date of reporting period: 05/31/2012

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 37.98%	FAIR VALUE

	U.S. Treasury Notes - 24.99%
$2,000,000	2.00%, due 11/15/2021	$2,086,094
1,000,000	2.125%, due 08/15/2021	1,056,953
500,000	2.625%, due 08/15/2020	553,515
500,000	3.125%, due 05/15/2021	572,696
750,000	3.625%, due 08/15/2019	885,821
2,000,000	3.625%, due 02/15/2020	2,368,594
750,000	3.750%, due 11/15/2018	885,176
		8,408,849
	Federal Farm Credit Bank - 2.55%
750,000	4.875%, due 12/16/2015	859,672

	Federal Home Loan Bank - 3.95%
500,000	5.05%, due 01/03/2018	513,144
250,000	5.125%, due 08/14/2013	264,785
500,000	5.25%, due 06/18/2014	550,404
		1,328,333
	Federal Home Loan Mortgage Corporation - 2.57%
750,000	3.75%, due 03/27/2019	866,166

	Federal National Mortgage Association - 3.92%
500,000	5.00%, due 03/02/2015	561,502
250,000	5.00%, due 08/02/2012	252,064
500,000	5.00%, due 08/02/2012	504,058
		1,317,624
	Total U.S. Government and Agency Obligations (Cost $11,597,664)	12,780,644

PAR VALUE	CORPORATE BONDS - 42.52%	FAIR VALUE

	Aerospace & Defense - 3.63%
575,000	General Dynamics Corp., 5.25%, due 02/01/2014	618,767
500,000	United Technologies Corp., 5.375%, due 12/15/2017	601,087
		1,219,854
	Banks - 10.84%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	508,815
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	522,864
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	503,284
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	561,941
500,000	Morgan Stanley, 3.45%, due 11/02/2015 (b)	475,581
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	555,868
250,000	State Street Corp., 4.30%, due 05/30/2014	266,740
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	254,406
		3,649,499
	Beverages - 1.51%
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	509,164

	Biotechnology - 1.62%
250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	273,923
250,000	Amgen, Inc., 4.85%, due 11/18/2014	270,591
		544,514
	Chemicals - 0.79%
250,000	Sherwin-Williams Co., 3.125%, due 12/15/2014	264,251

	Computers - 1.12%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	376,283

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

PAR VALUE	CORPORATE BONDS - 42.52% (continued)	FAIR VALUE

	Diversified Financial Services - 3.18%
$500,000	CME Group, Inc., 5.75%, due 02/15/2014	$540,230
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	531,454
		1,071,684
	Electric - 3.43%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	579,910
500,000	Georgia Power Co., 4.25%, due 12/01/2019	575,817
		1,155,727
	Electrical Components - 0.86%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	288,669

	Food - 1.25%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	421,276

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	16,329

	Household Products - 0.78%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	263,500

	Miscellaneous Manufacturing - 1.74%
500,000	General Electric Co., 5.25%, due 12/06/2017	583,851

	Office & Business Equipment - 0.77%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	258,758

	Oil & Gas - 1.62%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	284,212
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	260,236
		544,448
	Pharmaceuticals - 4.72%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	255,673
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	601,955
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	731,530
		1,589,158
	Retail - 0.75%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	253,283

	Telecommunications - 3.86%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	531,719
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	232,766
500,000	Verizon Communications, Inc.. 3.00%, due 04/01/2016	533,810
		1,298,295
	Total Corporate Bonds (Cost $13,199,805)	14,308,543

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 13.49%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 5.30%
111,130	Series 15L, 7.00%, due 07/25/2023	126,689
176,512	Series 2840 VC, 5.00%, due 08/15/2015	180,292
629,686	Series 2841 BY, 5.00%, due 08/15/2019	684,294
750,000	Series 3290 PD, 5.50%, due 03/15/2035	792,829
		1,784,104

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 13.49% (continued)	FAIR VALUE

	Federal National Mortgage Association - 6.80%
$1,100,000	Pool 386008, 4.52%, due 04/01/2013	$1,114,298
171,507	Pool 545759, 6.50%, due 07/01/2032	196,331
77,112	Pool 725421, 7.00%, due 09/01/2017	83,256
86,486	Pool 754289, 6.00%, due 11/01/2033	97,560
192,590	Pool 882684, 6.00%, due 06/01/2036	214,084
248,860	Series 2003-54-PG, 5.50%, due 09/25/2032	262,604
289,204	Series 2007-40-PT, 5.50%, due 05/25/2037	321,841
		2,289,974
	Government National Mortgage Association - 1.39%
134,515	Pool 476998, 6.50%, due 07/15/2029	157,593
128,854	Pool 648337, 5.00%, due 10/15/2020	140,985
149,125	Pool 676516, 6.00%, due 02/15/2038	167,719
		466,297
	Total Mortgage-Backed Securities (Cost $4,296,552)	4,540,375

SHARES	MONEY MARKET FUNDS - 5.25%	FAIR VALUE

1,767,305	Fidelity Institutional Money Market Fund Class I, 0.23% (a) (Cost $1,767,305)	$1,767,305

	Total Investments at Fair Value - 99.24% (Cost $30,861,326)	$33,396,867

	Other Assets in Excess of Liabilities, Net - 0.76%	256,388

	Net Assets - 100.00%	$33,653,255

(a)	Rate shown represents the 7-day yield at May 31, 2012, is subject to change and resets daily.

(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 73.12%	FAIR VALUE

	Beverages - 1.98%
3,600	Monster Beverage Corp. (a)	$261,360

	Biotechnology - 5.98%
8,700	Alexion Pharmaceuticals, Inc. (a)	787,959

	Chemicals - 7.16%
2,100	CF Industries Holdings, Inc.	359,016
12,100	Valspar Corp.	583,341
		942,357
	Commercial Services - 0.93%
300	Mastercard, Inc. - Class A	121,953

	Computers - 5.26%
1,200	Apple, Inc. (a)	693,276

	Healthcare - Products - 4.39%
18,500	Align Technology, Inc. (a)	577,755

	Internet - 8.26%
13,900	eBay, Inc. (a)	544,741
8,500	Liquidity Services, Inc. (a)	543,065
		1,087,806
	Media - 2.00%
4,800	Scripps Networks Interactive, Inc. - Class A	262,896

	Metal Fabricate & Hardware - 1.85%
5,100	Timken Co.	243,270

	Pharmaceuticals - 7.76%
11,900	Questcor Pharmaceuticals, Inc. (a)	492,660
5,900	SXC Health Solutions Corp. (a) (d)	529,289
		1,021,949
	Retail - 18.90%
6,400	Dollar Tree, Inc. (a)	660,352
10,100	GNC Holdings, Inc. - Class A	389,153
5,000	Ross Stores, Inc.	316,150
7,400	Tractor Supply Co.	675,990
5,000	Ulta Salon Cosmetics & Fragrance, Inc.	446,850
		2,488,495
	Software - 4.14%
3,400	Cerner Corp. (a)	265,064
6,100	SolarWinds, Inc. (a)	279,746
		544,810
	Transportation - 4.51%
10,400	JB Hunt Transport Services, Inc.	594,152

	Total Common Stocks (Cost $8,957,399)	9,628,038

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 16.72%	FAIR VALUE

14,200	ProShares Ultra QQQ (a) (d)	$708,154
20,200	ProShares Ultra Russell2000 (d)	740,128
14,800	ProShares Ultra S&P500	753,172
	Total Exchange-Traded Funds (Cost $2,529,894)	2,201,454

SHARES	MONEY MARKET FUND - 24.70%	FAIR VALUE

3,251,778	Fidelity Institutional Money Market Fund Class I, 0.23% (b) (c) (Cost $3,251,778)	$3,251,778

	Total Investments at Fair Value - 114.54% (Cost $14,739,071)	$15,081,270

	Liabilities in Excess of Other Assets, Net - (14.54)%	(1,914,503)

	Net Assets - 100.00%	$13,166,767

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at May 31, 2012, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2012. Total collateral had a market value of $1,339,864 at May 31, 2012.

(d)	Security, or a portion of the security is out on loan at May 31, 2012. Total loaned securities had a market value of $1,312,744 at May 31, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 98.31%	FAIR VALUE

	Aerospace & Defense - 1.36%
4,835	United Technologies Corp.	$358,322

	Apparel - 2.68%
6,555	NIKE, Inc. - Class B	709,120

	Autoparts & Equipment - 1.41%
5,200	BorgWarner, Inc. (a)	373,100

	Banks - 0.78%
9,225	East West Bancorp, Inc.	206,548

	Beverages - 3.32%
11,730	Coca-Cola Co.	876,583

	Biotechnology - 1.08%
4,185	Celgene Corp. (a)	285,626

	Chemicals - 3.49%
3,470	Airgas, Inc.	301,231
3,626	CF Industries Holdings, Inc.	619,901
		921,132
	Computers - 13.39%
3,680	Apple, Inc. (a)	2,126,046
13,310	EMC Corp. (a)	317,444
5,680	International Business Machines Corp.	1,095,672
		3,539,162
	Cosmetics & Personal Care - 2.52%
12,305	Estee Lauder Cos., Inc.	666,316

	Distribution & Wholesale - 2.30%
3,133	WW Grainger, Inc.	606,705

	Diversified Financial Services - 1.62%
7,664	American Express Co.	427,881

	Electrical Components & Equipment - 1.79%
9,338	AMETEK, Inc.	473,530

	Electronics - 1.64%
8,145	Amphenol Corp. - Class A	433,233

	Food - 2.69%
6,810	General Mills, Inc.	260,687
2,470	Hain Celestial Group, Inc. (a)	137,060
3,549	Whole Foods Market, Inc.	314,477
		712,224
	Healthcare - Products - 2.69%
8,636	Baxter International, Inc.	437,154
2,824	CR Bard, Inc.	274,465
		711,619

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 98.31% (continued)	FAIR VALUE

	Internet - 5.49%
1,415	Amazon.com, Inc. (a)	$301,268
12,120	eBay, Inc. (a)	474,983
1,160	Google, Inc. - Class A (a)	673,797
		1,450,048
	Leisure Time - 2.85%
4,805	Harley-Davidson, Inc.	231,505
6,850	Polaris Industries, Inc.	520,394
		751,899
	Machinery - Construction & Mining - 1.46%
4,415	Caterpillar, Inc.	386,842

	Machinery - Diversified - 4.69%
4,910	Cummins, Inc.	476,025
7,550	Roper Industries, Inc.	764,211
		1,240,236
	Media - 1.95%
11,270	Walt Disney Co.	515,152

	Metal Fabricate & Hardware - 0.79%
1,262	Precision Castparts Corp.	209,757

	Miscellaneous Manufacturing - 2.15%
10,918	Danaher Corp.	567,408

	Oil & Gas - 5.38%
9,170	Exxon Mobil Corp.	721,037
8,830	Occidental Petroleum Corp.	699,954
		1,420,991
	Oil & Gas Services - 2.21%
9,255	Schlumberger Ltd.	585,379

	Packaging & Containers - 1.62%
10,680	Ball Corp.	426,880

	Pharmaceuticals - 2.46%
5,181	Abbott Laboratories	320,134
6,335	Express Scripts Holding Co. (a)	330,624
		650,758
	Real Estate Investment Trusts - 2.48%
10,097	American Tower Corp.	655,093

	Retail - 9.21%
7,740	Home Depot, Inc.	381,891
9,695	Limited Brands, Inc.	430,070
4,065	McDonald's Corp.	363,167
12,648	Nordstrom, Inc.	599,136
5,885	Wal-Mart Stores, Inc.	387,351
3,885	Yum! Brands, Inc.	273,349
		2,434,964
	Semiconductors - 5.26%
16,158	Microchip Technology, Inc.	501,221
15,500	QUALCOMM, Inc.	888,305
		1,389,526

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 98.31% (continued)	FAIR VALUE

	Software - 5.43%
35,478	Microsoft Corp.	$1,035,602
15,125	Oracle Corp.	400,359
		1,435,961
	Transportation - 2.12%
19,373	CSX Corp.	404,702
2,928	Kirby Corp. (a)	154,540
		559,242

	Total Common Stocks (Cost $21,120,445)	25,981,237

SHARES	MONEY MARKET FUND - 1.27%	FAIR VALUE

335,839	Fidelity Institutional Money Market Fund Class I, 0.23% (b) (Cost $335,839)	$335,839

	Total Investments at Fair Value - 99.58% (Cost $21,456,284)	$26,317,076

	Other Assets in Excess of Liabilities, Net - 0.42%	110,315

	Net Assets - 100.00%	$26,427,391

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at May 31, 2012, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 93.23%	FAIR VALUE

	Aerospace & Defense - 3.81%
1,300	Lockheed Martin Corp.	$107,640
4,953	Raytheon Co.	249,235
		356,875
	Banks - 6.81%
7,400	Bank of America Corp.	54,390
1,091	Goldman Sachs Group, Inc.	104,409
19,947	KeyCorp	149,602
11,849	Morgan Stanley	158,303
5,310	Wells Fargo & Co.	170,186
		636,890
	Biotechnology - 2.53%
4,747	Gilead Sciences, Inc. (a)	237,113

	Building Materials - 2.20%
16,216	Masco Corp.	205,457

	Chemicals - 1.96%
5,900	Dow Chemical Co.	183,254

	Commercial Services - 3.20%
12,630	H&R Block, Inc.	192,860
9,899	RR Donnelley & Sons Co. (d)	106,513
		299,373
	Computers - 3.23%
6,094	Computer Sciences Corp.	162,344
6,175	Hewlett-Packard Co.	140,049
		302,393
	Diversified Financial Services - 1.20%
436	CME Group, Inc.	112,301

	Electric - 1.25%
2,500	FirstEnergy Corp.	116,975

	Hand & Machine Tools - 1.68%
2,600	Snap-on, Inc.	157,326

	Healthcare - Products - 0.99%
1,800	Stryker Corp.	92,610

	Healthcare - Services - 3.61%
5,016	WellPoint, Inc.	338,028

	Home Furnishings - 2.04%
3,087	Whirlpool Corp.	191,024

	Housewares - 1.71%
8,700	Newell Rubbermaid, Inc.	160,080

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 93.23% (continued)	FAIR VALUE

	Insurance - 10.80%
3,715	Aflac, Inc.	$148,897
6,388	Allstate Corp.	216,809
4,827	Assurant, Inc.	161,125
32,310	Genworth Financial, Inc. (a)	169,304
5,495	MetLife, Inc.	160,509
3,311	Prudential Financial, Inc.	153,796
		1,010,440
	Iron & Steel - 2.25%
4,197	Nucor Corp.	150,085
3,000	United States Steel Corp. (d)	60,900
		210,985
	Media - 3.45%
12,459	Gannett Co., Inc.	162,715
458	Washington Post Co.	159,760
		322,475
	Mining - 1.47%
12,000	Titanium Metals Corp.	137,760

	Miscellaneous Manufacturing - 1.49%
7,300	General Electric Co.	139,357

	Office & Business Equipment - 1.13%
14,634	Xerox Corp.	105,657

	Oil & Gas - 4.91%
2,200	ConocoPhillips	114,752
2,683	Diamond Offshore Drilling, Inc.	156,097
1,100	Phillips 66 (a)	33,033
5,200	Rowan Cos., PLC (a)	156,000
		459,882
	Oil & Gas Services - 2.90%
6,513	Baker Hughes, Inc.	271,787

	Pharmaceuticals - 3.15%
13,500	Pfizer, Inc.	295,245

	Retail - 9.68%
5,305	Best Buy Co., Inc.	99,310
5,607	CVS Caremark Corp.	251,979
8,423	GameStop Corp. - Class A (d)	161,553
2,000	Kohl's Corp.	91,640
10,382	RadioShack Corp. (d)	48,172
3,848	Wal-Mart Stores, Inc.	253,275
		905,929
	Savings & Loans - 1.26%
19,082	Hudson City Bancorp, Inc.	118,308

	Semiconductors - 4.73%
22,477	Applied Materials, Inc.	232,187
15,094	First Solar, Inc. (a) (d)	189,581
12,460	MEMC Electronic Materials, Inc. (a)	20,808
		442,576

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 93.23% (continued)	FAIR VALUE

	Software - 2.12%
6,806	Microsoft Corp.	$198,667

	Telecommunications - 6.20%
4,000	AT&T, Inc.	136,680
9,571	Corning, Inc.	124,327
5,509	Harris Corp.	219,148
38,760	Sprint Nextel Corp. (a)	99,613
		579,768
	Transportation - 1.47%
2,100	Norfolk Southern Corp.	137,592

	Total Common Stocks (Cost $9,771,407)	8,726,127

SHARES	MONEY MARKET FUND - 11.72%	FAIR VALUE

1,096,626	Fidelity Institutional Money Market Fund Class I, 0.23% (b) (c) (Cost $1,096,626)	$1,096,626

	Total Investments at Fair Value - 104.95% (Cost $10,868,033)	$9,822,753

	Liabilities in Excess of Other Assets, Net - (4.95%)	(463,626)

	Net Assets - 100.00%	$9,359,127

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at May 31, 2012, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2012. Total collateral had a market value of $488,915 at May 31, 2012.

(d)	Security, or a portion of the security is out on loan at May 31, 2012. Total loaned securities had a market value of $466,958 at May 31, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 98.44%	FAIR VALUE

	Aerospace & Defense - 2.36%
6,300	Raytheon Co.	$317,016

	Chemicals - 15.09%
23,000	Chemtura Corp. (a)	347,530
6,000	Eastman Chemical Co.	279,360
10,750	EI du Pont de Nemours & Co.	518,795
13,000	Kronos Worldwide, Inc. (d)	219,440
24,000	Solutia, Inc.	659,040
		2,024,165
	Commercial Services - 1.33%
16,000	SAIC, Inc.	177,760

	Computers - 1.65%
18,000	Dell, Inc. (a)	221,940

	Electric - 5.44%
25,550	Duke Energy Corp.	561,589
11,000	NRG Energy, Inc. (a)	168,520
		730,109
	Electronics - 1.43%
27,000	Sanmina-SCI Corp. (a)	191,970

	Environmental Control - 1.69%
17,000	Calgon Carbon Corp. (a)	227,290

	Food - 2.65%
10,000	Cal-Maine Foods, Inc.	355,400

	Forest Products & Paper - 3.05%
14,000	International Paper Co.	408,800

	Healthcare - Products - 6.18%
32,000	Boston Scientific Corp. (a)	183,680
6,800	Medtronic, Inc.	250,512
20,000	NuVasive, Inc. (a)	395,200
		829,392
	Investment Companies - 1.81%
9,000	Steel Excel, Inc. (a)	243,450

	Iron & Steel - 2.00%
7,500	Nucor Corp.	268,200

	Metal Fabricate & Hardware - 2.91%
24,000	Worthington Industries, Inc.	390,000

	Mining - 6.66%
10,000	Barrick Gold Corp.	390,600
7,000	Newmont Mining Corp.	330,120
5,000	Vulcan Materials Co.	173,250
		893,970

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

SHARES	COMMON STOCKS - 98.44% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 3.87%
22,000	Textron, Inc.	$519,860

	Oil & Gas - 4.51%
12,000	Marathon Oil Corp.	298,920
7,494	Transocean Ltd. (a)	305,980
		604,900
	Oil & Gas Services - 2.24%
10,000	Halliburton Co.	300,600

	Packaging & Containers - 2.16%
9,400	Sonoco Products Co.	289,238

	Pharmaceuticals - 7.01%
10,000	Bristol-Myers Squibb Co.	333,400
16,147	Merck & Co, Inc.	606,805
		940,205
	Retail - 3.92%
225	Orchard Supply Hardware Stores Corp. (a) (d)	3,791
5,000	Sears Holdings Corp. (a) (d)	247,000
60,000	Wendy's Co. - Class A	275,400
		526,191
	Semiconductors - 7.39%
45,000	Amkor Technology, Inc. (a)	212,850
17,000	Intel Corp.	439,280
19,000	Spreadtrum Communications, Inc. - ADR	340,100
		992,230
	Telecommunications - 11.38%
20,000	AT&T, Inc.	683,400
2,880	Frontier Communications Corp.	10,771
9,700	Rogers Communications, Inc. - Class B	332,807
12,000	Verizon Communications, Inc.	499,680
		1,526,658
	Transportation - 1.71%
11,000	CSX Corp.	229,790

	Total Common Stocks (Cost $11,713,501)	13,209,134

SHARES	PREFERRED STOCKS - 0.00%	FAIR VALUE

	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	$349

	Total Preferred Stocks (Cost $985)	349

SHARES	MONEY MARKET FUND - 5.13%	FAIR VALUE

688,286	Fidelity Institutional Money Market Fund Class I, 0.23% (b) (c) (Cost $688,286)	$688,286

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2012 (Unaudited)

FAIR VALUE

Total Investments at Fair Value - 103.57% (Cost $12,402,772)	$13,897,769

Liabilities in Excess of Other Assets, Net - (3.57%)	(479,431)

Net Assets - 100.00%	$13,418,338

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at May 31, 2012, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2012. Total collateral had a market value of $495,492 at May 31, 2012.

(d)	Security, or a portion of the security is out on loan at May 31, 2012. Total loaned securities had a market value of $463,878 at May 31, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2012:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$12,780,644	$12,780,644
Corporate Bonds	10,908,324	3,400,219	14,308,543
Mortgage - Backed securities	-	4,540,375	4,540,375
Money Market Funds	1,767,305	-	1,767,305
Totals	$14,610,648	$18,976,559	$33,396,867

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,628,038	$-	$9,628,038
Exchange-Traded Funds	2,201,454	-	2,201,454
Money Market Funds	3,251,778	-	3,251,778
Totals	$15,081,270	$-	$15,081,270

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$25,332,661	$-	$25,332,661
Money Market Funds	895,780	-	895,780
Totals	$26,228,441	$-	$26,228,441

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$8,726,127	$-	$8,726,127
Money Market Funds	1,096,626	-	1,096,626
Totals	$9,822,753	$-	$9,822,753

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,209,134	$-	$13,209,134
Preferred Stocks(b)	349	-	349
Money Market Funds	688,286	-	688,286
Totals	$13,897,769	$-	$13,897,769

(a)
As of and during the period ended May 31, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. During the nine month period ended May 31, 2012, there were no transfers between level 1 and level 2 investments. During the nine month period ended May 31, 2012, no securities were fair valued.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2012 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of
May 31, 2012:
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$30,861,326	$2,552,793	$(17,252)	$2,535,541
Informed Investor Growth Fund	14,816,496	778,439	(513,665)	264,774
Quality Growth Fund	21,461,873	5,609,929	(754,726)	4,855,203
Select Value Fund	10,382,519	910,743	(1,959,423)	(1,048,680)
Value Fund	11,907,280	2,478,717	(983,720)	1,494,997

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

4.	RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 25, 2012

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 25, 2012